Restucture and Asset Impairments Net Carrying Value of Assets and Liabilities Sold (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Aug. 29, 2013 mm	May 03, 2013 Micron Technology Italia, Srl. [Member] mm	Aug. 29, 2013 Micron Semiconductor Israel Ltd. [Member] mm
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Diameter of Wafer Used in Production (in millimeters)	200	200	200
Value of consideration received		$ 35
Other current assets		75
Other noncurrent assets		37
Accounts payable and accrued expenses		(43)
Other noncurrent liabilities		(34)
Net carrying value of assets and liabilities sold		35
Israel assets held for sale			$ 38